INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards, Limitations on Use	Portions of these carryforwards will expire through 2038, if not otherwise utilized.